UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 20th Floor
          New York, New York  10178

13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:


/s/ Eliav Assouline             New York, New York           May 15, 2013
--------------------        ------------------------    -------------------
     [Signature]               [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           22

Form 13F Information Table Value Total:     $794,343
                                           (thousands)


List of Other Included Managers:

Form 13F File Number                Name
--------------------               -----

(1)  28-11700                       Axial Capital, LP

(2)  28-14501                       Axial Capital Master, L.P.


                                                          FORM 13F INFORMATION TABLE
                                                          Axial Capital Management LLC
                                                                 March 31, 2013




COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6       COLUMN 7     COLUMN 8
                                                            VALUE    SHRS OR    SH/ PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION     MNGRS   SOLE   SHARED  NONE
AMAZON COM INC                     COM          023135106    5,863      22,000      PUT   SHARED/DEFINED  1,2      22,000  0     0
AMAZON COM INC                     COM          023135106    8,048      30,200      PUT   SHARED/DEFINED  1,2      30,200  0     0
AMERICAN PUBLIC EDUCATION IN       COM          02913V103    3,489     100,000      PUT   SHARED/DEFINED  1,2     100,000  0     0
BARNES & NOBLE INC                 COM          067774109    6,490     394,518  SH        SHARED/DEFINED  1,2     394,518  0     0
BURGER KING WORLDWIDE INC          COM          121220107    6,431     336,695  SH        SHARED/DEFINED  1,2     336,695  0     0
COVANTA HLDG CORP                  COM          22282E102   24,722   1,226,918  SH        SHARED/DEFINED  1,2   1,226,918  0     0
CYRUSONE INC                       COM          23283R100   10,050     440,000  SH        SHARED/DEFINED  1,2     440,000  0     0
GRAND CANYON ED INC                COM          38526M106   10,156     400,000      PUT   SHARED/DEFINED  1,2     400,000  0     0
ISHARES TR                     RUSSELL 2000     464287655  131,328   1,390,745  SH        SHARED/DEFINED  1,2   1,390,745  0     0
LKQ CORP                           COM          501889208   10,686     491,100  SH        SHARED/DEFINED  1,2     491,100  0     0
MEAD JOHNSON NUTRITION CO          COM          582839106   18,893     243,940  SH        SHARED/DEFINED  1,2     243,940  0     0
MONDELEZ INTL INC                  CL A         609207105   21,364     697,818  SH        SHARED/DEFINED  1,2     697,818  0     0
NETFLIX INC                        COM          64110L106    4,770      25,200      PUT   SHARED/DEFINED  1,2      25,200  0     0
NETFLIX INC                        COM          64110L106    6,379      33,700      PUT   SHARED/DEFINED  1,2      33,700  0     0
QLT INC                            COM          746927102   78,367   8,865,036  SH        SHARED/DEFINED  1,2   8,865,036  0     0
RYMAN HOSPITALITY PPTYS INC        COM          78377T107   17,693     386,727  SH        SHARED/DEFINED  1,2     386,727  0     0
SEALED AIR CORP NEW                COM          81211K100   23,285     965,762  SH        SHARED/DEFINED  1,2     965,762  0     0
SENSATA TECHNOLOGIES HLDG BV       SHS          N7902X106    4,370     132,957  SH        SHARED/DEFINED  1,2     132,957  0     0
SPDR S&P 500 ETF TR              TR UNIT        78462F103  363,824   2,322,233  SH        SHARED/DEFINED  1,2   2,322,233  0     0
TEMPUR PEDIC INTL INC              COM          88023U101   16,203     326,479  SH        SHARED/DEFINED  1,2     326,479  0     0
WRIGHT MED GROUP INC               COM          98235T107   16,055     674,289  SH        SHARED/DEFINED  1,2     674,289  0     0
ZOETIS INC                         CL A         98978V103    5,878     176,000  SH        SHARED/DEFINED  1,2     176,000  0     0


SK 21635 0002 1381930